Affiliated companies and other equity-method investees - Summary of Aggregate Carrying Amount and Fair Value of Investments in Affiliated Companies and Other Equity-Method Investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 387,825	¥ 362,984
Fair value	¥ 487,656	¥ 530,570